UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   7/31/13

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2013
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 91.05%
AEROSPACE/DEFENSE - 1.02%
AAR Corp.	$ 1,000,000	2.2500	3/1/2016	$ 1,011,250
Alliant Techsystems, Inc.	1,000,000	3.0000	8/15/2024	1,261,250
Kaman Corp. - 144A	1,000,000	3.2500	11/15/2017	1,255,000
				3,527,500
AIRLINES - 0.84%
JetBlue Airways Corp.	2,000,000	6.7500	10/15/2039	2,881,250

APPAREL - 0.70%
Iconix Brand Group, Inc. - 144A	2,000,000	1.5000	3/15/2018	2,401,250

AUTO MANUFACTURERS - 2.90%
Wabash National Corp.	8,000,000	3.3750	5/1/2018	10,000,000

BANKS - 10.89%
Goldman Sachs Group, Inc.	7,000,000	0.0000	3/28/2016	8,630,437
Wells Fargo & Co.	8,000,000	0.0000	1/24/2020	7,175,200
Wells Fargo & Co.	2,800,000	0.0000	1/24/2020	2,511,320
Wells Fargo & Co.	10,000,000	0.0000	6/5/2020	9,401,000
Wells Fargo & Co.	10,000,000	0.0000	6/10/2020	9,885,001
				37,602,958
BIOTECHNOLOGY - 3.67%
Cubist Pharmaceuticals, Inc.	1,000,000	2.5000	11/1/2017	2,205,000
Gilead Sciences, Inc.	1,000,000	1.6250	5/1/2016	2,706,255
Medicines Co. - 144A	1,000,000	1.3750	6/1/2017	1,277,500
United Therapeutics Corp.	4,000,000	1.0000	9/15/2016	6,467,500
				12,656,255
BUILDING MATERIALS - 0.32%
Griffon Corp. - 144A	1,000,000	4.0000	1/15/2017	1,095,625

COMPUTERS - 1.44%
Mentor Graphics Corp.	3,000,000	4.0000	4/1/2031	3,714,375
SanDisk Corp.	1,000,000	1.5000	8/15/2017	1,271,875
				4,986,250
DISTRIBUTION/WHOLESALE - 2.43%
Titan Machinery, Inc.	9,000,000	3.7500	5/1/2019	8,403,750

DIVERSIFIED FINANCIAL SERVICES - 4.20%
BGC Partners, Inc.	5,000,000	4.5000	7/15/2016	5,128,125
DFC Global Corp. - 144A	2,000,000	3.2500	4/15/2017	2,073,750
Encore Capital Group, Inc. - 144A	7,000,000	3.0000	7/1/2020	7,310,625
				14,512,500
ENERGY-ALTERNATE SOURCES - 1.13%
Green Plains Renewable Energy, Inc.	3,000,000	5.7500	11/1/2015	3,915,000

HEALTHCARE-PRODUCTS - 3.48%
Alere, Inc.	1,000,000	3.0000	5/15/2016	1,056,875
Hologic, Inc. +	1,000,000	2.0000	3/1/2042	1,068,750
Integra LifeSciences Holdings Corp.	10,000,000	1.6250	12/15/2016	9,900,000
				12,025,625
HEALTHCARE-SERVICES - 1.28%
Molina Healthcare, Inc. - 144A	4,000,000	1.1250	1/15/2020	4,402,500

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HOME BUILDERS - 5.50%
M/I Homes, Inc.	$ 7,000,000	3.0000	3/1/2018	$ 7,113,750
Meritage Homes Corp.	4,000,000	1.8750	9/15/2032	4,455,000
Ryland Group, Inc.	8,000,000	0.2500	6/1/2019	7,400,000
				18,968,750
HOUSEHOLD PRODUCTS/WARES - 0.60%
Jarden Corp. - 144A	2,000,000	1.5000	6/15/2019	2,060,000

INSURANCE - 0.62%
Tower Group, Inc.	2,000,000	5.0000	9/15/2014	2,131,250

INTERNET - 4.31%
Blucora, Inc. - 144A	3,000,000	4.2500	4/1/2019	3,485,625
BroadSoft, Inc.	8,000,000	1.5000	7/1/2018	8,240,000
Priceline.com, Inc. - 144A	1,000,000	0.3500	6/15/2020	984,375
Shutterfly, Inc. - 144A	2,000,000	0.2500	5/15/2018	2,171,250
				14,881,250
INVESTMENT COMPANIES - 5.46%
Ares Capital Corp. - 144A	5,000,000	4.3750	1/15/2019	4,968,750
Ares Capital Corp.	2,000,000	4.8750	3/15/2017	2,092,500
KCAP Financial, Inc.	1,000,000	8.7500	3/15/2016	1,329,375
TICC Capital Corp. - 144A	10,000,000	7.5000	11/1/2017	10,437,500
				18,828,125
MACHINERY-DIVERSIFIED - 1.40%
Altra Holdings, Inc.	4,261,000	2.7500	3/1/2031	4,846,887

METAL FABRICATE/HARDWARE - 0.81%
AM Castle & Co. - 144A	1,000,000	7.0000	12/15/2017	1,791,875
RTI International Metals, Inc.	1,000,000	1.6250	10/15/2019	1,020,000
				2,811,875
MINING - 4.82%
AuRico Gold, Inc.	5,000,000	3.5000	10/1/2016	4,875,000
Horsehead Holding Corp.	6,000,000	3.8000	7/1/2017	6,416,250
Molycorp, Inc.	2,000,000	3.2500	6/15/2016	1,465,000
Royal Gold, Inc.	4,000,000	2.8750	6/15/2019	3,872,500
				16,628,750
MISCELLANEOUS MANUFACTURING - 0.67%
Trinity Industries, Inc.	2,000,000	3.8750	6/1/2036	2,323,750

OIL & GAS - 0.84%
Stone Energy Corp.	3,000,000	1.7500	3/1/2017	2,900,625

OIL & GAS SERVICES - 4.29%
Helix Energy Solutions Group, Inc.	1,000,000	3.2500	3/15/2032	1,333,750
Hornbeck Offshore Services, Inc. - 144A	3,000,000	1.5000	9/1/2019	3,626,250
Newpark Resources, Inc.	3,000,000	4.0000	10/1/2017	3,898,125
SEACOR Holdings, Inc. - 144A	5,000,000	2.5000	12/15/2027	5,959,375
				14,817,500
PHARMACEUTICALS - 2.63%
Endo Pharmaceuticals Holdings, Inc.	1,000,000	1.7500	4/15/2015	1,382,500
Salix Pharmaceuticals Ltd.	6,000,000	1.5000	3/15/2019	7,698,750
				9,081,250

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

PRIVATE EQUITY - 2.76%
Hercules Technology Growth Capital, Inc.	$ 8,000,000	6.0000	4/15/2016	$ 9,520,000

REAL ESTATE - 0.67%
Forestar Group, Inc.	2,000,000	3.7500	3/1/2020	2,302,500

REITS - 10.27%
American Realty Capital Properties, Inc.	6,000,000	3.0000	8/1/2018	5,951,250
Extra Space Storage LP - 144A	3,000,000	2.3750	7/1/2033	2,940,000
IAS Operating Partnership LP - 144A	10,000,000	5.0000	3/15/2018	9,275,000
Pennymac Corp. - 144A	6,000,000	5.3750	5/1/2020	5,748,750
Redwood Trust, Inc.	2,000,000	4.6250	4/15/2018	1,998,750
Starwood Property Trust, Inc.	4,000,000	4.0000	1/15/2019	4,245,000
Starwood Property Trust, Inc.	5,000,000	4.5500	3/1/2018	5,296,875
				35,455,625
RETAIL - 0.37%
Group 1 Automotive, Inc. +	1,000,000	2.2500	6/15/2036	1,283,125

SEMICONDUCTORS - 6.39%
GT Advanced Technologies, Inc.	10,000,000	3.0000	10/1/2017	9,631,250
Lam Research Corp.	2,000,000	1.2500	5/15/2018	2,337,500
Photronics, Inc.	6,000,000	3.2500	4/1/2016	6,480,000
Rudolph Technologies, Inc. - 144A	3,000,000	3.7500	7/15/2016	3,607,500
				22,056,250
SOFTWARE - 0.99%
Bottomline Technologies de, Inc.	1,000,000	1.5000	12/1/2017	1,165,625
CSG Systems International, Inc. - 144A	1,000,000	3.0000	3/1/2017	1,180,000
Take-Two Interactive Software Inc.	1,000,000	1.0000	7/1/2018	1,055,000
				3,400,625
TELECOMMUNICATIONS - 0.32%
Ixia	1,000,000	3.0000	12/15/2015	1,098,750

TRANSPORTATION - 0.34%
Bristow Group, Inc.	1,000,000	3.0000	6/15/2038	1,175,000

TRUCKING & LEASING - 2.69%
Greenbrier Companies, Inc.	9,000,000	3.5000	4/1/2018	9,275,625

TOTAL CONVERTIBLE BONDS				314,257,975
(Cost - $291,543,164)

SHORT-TERM INVESTMENTS - 8.35%
MONEY MARKET FUND - 8.35%	Shares
Milestone Treasury Obligations Portfolio +	28,829,885	0.0000		28,829,885
TOTAL SHORT-TERM INVESTMENTS
(Cost - $28,829,885)

TOTAL INVESTMENTS - 99.40%
(Cost - $320,373,049) (a)				$ 343,087,860
OTHER ASSETS LESS LIABILITIES - 0.60%				2,062,186
NET ASSETS - 100.00%				$ 345,150,046

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

+ Variable rate security. Interest rate is as of July 31, 2013.
REITS - Real Estate Investment Trusts
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $322,472,392 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 24,530,200
	Unrealized Depreciation:	(3,914,732)
	Net Unrealized Appreciation:	$ 20,615,468

TOTAL RETURN SWAP	Notional Amount	Termination Date	Unrealized Gain

Agreement with ReFlow Fund, LLC dated March 1, 2012 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.45%.	$ 1,668,057	8/30/2013	$ 39,925

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$314,257,975	$ -	$ 314,257,975
Short-Term Investments	28,829,885	-	-	28,829,885
Total Investments in Securities	$ 28,829,885	$314,257,975	$ -	$ 343,087,860
Total Return Swap**	$ -	$ 39,925	$ -	$ 39,925

*Please refer to schedule of investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did no hold any Level 3 securities.
**Represents variation margin on the last day of the reporting period.

Derivative Transactions – The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities.  The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the period ended July 31, 2013, the Fund invested in total return swaps. At July 31, 2013, the receivable for open swap contracts was $39,925.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/30/13